SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2022 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$15	$15
Total Asset-Backed Securities - Agency (cost $15)		15

ASSET-BACKED SECURITIES - NON-AGENCY - 2.4%
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400%, 4/15/27	800,000	782,050
Series 2021-4A, Class D, 1.960%, 1/17/28	560,000	546,949
First Investors Auto Owner Trust
Series 2017-2A, Class E, 5.480%, 10/15/24 (c)	2,440,000	2,443,226
GLS Auto Receivables Trust
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,727,817
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.350%, 7/15/27	830,000	818,287
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	200,000	195,424
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 1.387% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	93,745	93,851
Series 2016-C, Class A1, 1.287% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	137,084	137,301
South Carolina Student Loan Corp.
Series 2013-1, Class A, 0.687% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	100,073	99,204
Total Asset-Backed Securities - Non-Agency (cost $6,935,127)		6,844,109

COLLATERALIZED LOAN OBLIGATIONS - 22.2%
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 1.328% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,500,412
Apidos CLO XV
Series 2013-15A, Class A1RR, 1.264% (3 Month LIBOR USD + 1.010%), 4/20/31 (c)(f)	1,000,000	1,000,517
Apidos CLO XXIV LLC
Series 2016-24A, Class A1AL, 1.204% (3 Month LIBOR USD + 0.950%), 10/20/30 (c)(f)	2,500,000	2,489,017
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 1.124% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	1,439,187	1,440,095
Benefit Street Partners CLO V-B Ltd.
Series 2018-5BA, Class A1A, 1.344% (3 Month LIBOR USD + 1.090%), 4/20/31 (c)(f)	1,680,000	1,680,814
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 1.381% (3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	2,243,454	2,234,691
Series 2015-AR3, Class 1A, 1.234% (3 Month LIBOR USD + 0.980%), 7/20/31 (c)(f)	1,780,000	1,777,370
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.251% (3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,496,737
Series 2014-2RA, Class A1, 1.309% (3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,760,549
Crestline Denali CLO XVII Ltd.
Series 2018-1A, Class AR, 1.301% (3 Month LIBOR USD + 1.060%), 10/15/31 (c)(f)	2,500,000	2,495,460
Crown Point CLO IV Ltd.
Series 2018-4A, Class A, 1.354% (3 Month LIBOR USD + 1.100%), 4/20/31 (c)(f)	2,177,000	2,170,064
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 1.821% (3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	1,166,432	1,166,297
ICG US CLO Ltd.
Series 2015-1A, Class A1R, 1.388% (3 Month LIBOR USD + 1.140%), 10/19/28 (c)(f)	1,520,437	1,520,815
KKR CLO 9 Ltd.
Series 2017-9, Class AR2, 1.191% (3 Month LIBOR USD + 0.950%), 7/15/30 (c)(f)	800,000	796,094
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 1.531% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	2,002,694
Madison Park Funding Ltd.
Series 2018-30A, Class A, 0.991% (3 Month LIBOR USD + 0.750%), 4/15/29 (c)(f)	1,983,413	1,980,781
Mountain View CLO X Ltd.
Series 2015-10A, Class AR, 1.064% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	1,076,629	1,075,715
Nassau II Ltd.
Series 2017-IIA, Class AL, 1.491% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	800,000	795,600
Neuberger Berman Loan Advisers CLO Ltd.
Series 2017-25A, Class AR, 1.171% (3 Month LIBOR USD + 0.930%), 10/18/29 (c)(f)	2,955,000	2,948,100
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.808% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	140,816	140,484
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR3, 1.550% (3 Month LIBOR USD + 1.070%), 2/20/34 (c)(f)	726,000	722,716
OZLM VI Ltd.
Series 2014-6A, Class A1S, 1.321% (3 Month LIBOR USD + 1.080%), 4/17/31 (c)(f)	2,955,609	2,936,279
OZLM VIII Ltd.
Series 2014-8A, Class A1R3, 1.221% (3 Month LIBOR USD + 0.980%), 10/17/29 (c)(f)	2,483,913	2,479,206
OZLM XII Ltd.
Series 2015-12A, Class A1R, 1.349% (3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	167,830	167,885
Regatta XIV Funding Ltd.
Series 2018-3A, Class A, 1.448% (3 Month LIBOR USD + 1.190%), 10/25/31 (c)(f)	1,000,000	995,979
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 1.814% (3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,778,265	1,778,381
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 1.710% (3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	2,521,211	2,518,470
Sound Point CLO V-R Ltd.
Series 2014-IRA, Class A, 1.391% (3 Month LIBOR USD + 1.150%), 7/18/31 (c)(f)	1,550,000	1,550,144
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 1.447% (3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	997,513
Telos CLO Ltd.
Series 2013-4A, Class AR, 1.481% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	1,239,363	1,237,794
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR, 1.381% (3 Month LIBOR USD + 1.140%), 1/15/31 (c)(f)	2,500,000	2,493,767
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 1.121% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,460,498	1,459,898
Wellfleet CLO Ltd.
Series 2017-2A, Class A1R, 1.314% (3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	3,821,626	3,824,469
Wind River CLO Ltd.
Series 2016-1A, Class AR, 1.289% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	294,928	294,967
Series 2014-1A, Class ARR, 1.291% (3 Month LIBOR USD + 1.050%), 7/18/31 (c)(f)	3,366,147	3,344,567
York CLO Ltd.
Series 2016-2A, Class A1R, 1.344% (3 Month LIBOR USD + 1.090%), 4/20/32 (c)(f)	1,030,000	1,027,012
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 1.191% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	1,616,932	1,610,997
Total Collateralized Loan Obligations (cost $63,954,995)		63,912,350

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(d)	315,308	1,945
Total Commercial Mortgage-Backed Securities - Agency (cost $1,677)		1,945

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 24.0%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 2.141% (1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	3,113,000	3,095,300
Series 2021-FL2, Class D, 2.691% (1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	2,993,519
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 0.457% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	228,177	219,612
BDS Ltd.
Series 2021-FL7, Class D, 2.487% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	3,250,000	3,241,445
Series 2021-FL7, Class E, 2.937% (1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,489,825
BRSP Ltd.
Series 2021-FL1, Class B, 2.071% (1 Month LIBOR USD + 1.900%), 8/19/38 (c)(f)(g)	750,000	748,242
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.891% (1 Month LIBOR USD + 1.700%), 11/15/35 (c)(f)	208,438	208,028
Series 2021-VOLT, Class F, 2.591% (1 Month LIBOR USD + 2.400%), 9/15/36 (c)(f)	2,500,000	2,431,625
Series 2021-VOLT, Class G, 3.041% (1 Month LIBOR USD + 2.850%), 9/15/36 (c)(f)	1,500,000	1,443,945
Series 2019-XL, Class F, 2.191% (1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	850,000	837,352
Series 2019-XL, Class G, 2.491% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,717,000	1,687,752
Series 2021-VINO, Class D, 1.543% (1 Month LIBOR USD + 1.352%), 5/15/38 (c)(f)	1,500,000	1,463,537
Series 2021-SOAR, Class E, 1.991% (1 Month LIBOR USD + 1.800%), 6/15/38 (c)(f)	3,500,000	3,423,840
BX Trust
Series 2021-BXMF, Class G, 3.541% (1 Month LIBOR USD + 3.350%), 10/15/26 (c)(f)	1,000,000	967,393
BXMT Ltd.
Series 2020-FL3, Class A, 1.563% (1 Month LIBOR USD + 1.514%), 11/15/37 (c)(f)(g)	1,250,000	1,254,372
Series 2020-FL3, Class C, 2.713% (1 Month LIBOR USD + 2.664%), 11/15/37 (c)(f)(g)	1,250,000	1,254,372
Series 2020-FL2, Class C, 1.813% (1 Month LIBOR USD + 1.764%), 2/15/38 (c)(f)(g)	2,950,000	2,938,716
Series 2020-FL2, Class D, 2.113% (1 Month LIBOR USD + 2.064%), 2/15/38 (c)(f)(g)	3,500,000	3,486,545
Series 2021-FL4, Class C, 1.941% (1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(g)	3,000,000	2,975,292
Series 2021-FL4, Class D, 2.441% (1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(g)	3,500,000	3,469,165
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.191% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	348,819
GPMT Ltd.
Series 2019-FL2, Class A, 1.471% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	3,158,758	3,169,498
Greystone CRE Ltd.
Series 2021-HC2, Class A, 1.991% (1 Month LIBOR USD + 1.800%), 12/15/39 (c)(f)	720,000	719,467
HGI CRE CLO Ltd.
Series 2021-FL1, Class C, 1.826% (1 Month LIBOR USD + 1.700%), 6/16/36 (c)(f)	2,500,000	2,482,698
Series 2021-FL1, Class D, 2.476% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	2,468,000	2,451,102
Series 2021-FL1, Class E, 3.076% (1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	746,589
Series 2021-FL2, Class D, 2.276% (1 Month LIBOR USD + 2.150%), 9/17/36 (c)(f)(g)	1,500,000	1,491,072
Series 2021-FL2, Class E, 2.576% (1 Month LIBOR USD + 2.450%), 9/17/36 (c)(f)(g)	2,038,000	2,029,266
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class E, 1.741% (1 Month LIBOR USD + 1.550%), 12/15/37 (c)(f)	1,500,000	1,467,166
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.437% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(f)	1,500,000	1,439,344
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 2.685% (1 Month LIBOR USD + 2.614%), 7/15/36 (c)(f)	3,000,000	2,970,731
Series 2021-FL6, Class C, 1.976% (1 Month LIBOR USD + 1.850%), 7/16/36 (c)(f)	3,300,000	3,273,188
Series 2021-FL7, Class E, 2.926% (1 Month LIBOR USD + 2.800%), 10/16/36 (c)(f)	1,700,000	1,682,701
STWD Ltd.
Series 2021-FL2, Class D, 2.937% (1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	1,977,371
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 1.087% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	142,368	141,583
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	538,641	528,833
VMC Finance LLC
Series 2019-FL3, Class AS, 1.520% (1 Month LIBOR USD + 1.400%), 9/15/36 (c)(f)	1,761,922	1,763,023
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $69,740,573)		69,312,328

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 22.5%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.187% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	257,319	260,341
Series 2017-C01, Class 1ED1, 1.437% (1 Month LIBOR USD + 1.250%), 7/25/29 (f)	446,056	446,489
Series 2017-C01, Class 1B1, 5.937% (1 Month LIBOR USD + 5.750%), 7/25/29 (f)	1,280,000	1,422,327
Series 2017-C03, Class 1M2C, 3.187% (1 Month LIBOR USD + 3.000%), 10/25/29 (f)	1,000,000	1,027,381
Series 2017-C04, Class 2M2, 3.037% (1 Month LIBOR USD + 2.850%), 11/25/29 (f)	1,160,351	1,184,643
Series 2017-C05, Class 1M2C, 2.387% (1 Month LIBOR USD + 2.200%), 1/25/30 (f)	3,685,000	3,726,504
Series 2017-C07, Class 1M2A, 2.587% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)	17,758	17,769
Series 2018-C01, Class 1M2, 2.437% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)	1,617,300	1,634,504
Series 2018-C01, Class 1M2C, 2.437% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)	2,669,804	2,708,644
Series 2019-R06, Class 2B1, 3.440% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	3,000,000	2,956,636
Series 2020-SBT1, Class 1M2, 3.837% (1 Month LIBOR USD + 3.650%), 2/25/40 (c)(f)	1,983,000	2,068,460
Series 2021-R01, Class 1M2, 1.599% (SOFR30A + 1.550%), 10/25/41 (c)(f)	3,350,000	3,257,754
Series 2021-R01, Class 1B1, 3.149% (SOFR30A + 3.100%), 10/25/41 (c)(f)	1,150,000	1,088,547
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	754	760
Series 3834, Class GA, 3.500%, 3/15/26	1,450	1,464
Freddie Mac STACR REMIC Trust
Series 2021-HQA1, Class M2AS, 1.299% (SOFR30A + 1.250%), 8/25/33 (c)(f)	4,500,000	4,504,057
Series 2021-DNA3, Class M2, 2.149% (SOFR30A + 2.100%), 10/25/33 (c)(f)	4,912,000	4,893,175
Series 2021-DNA3, Class B1, 3.549% (SOFR30A + 3.500%), 10/25/33 (c)(f)	1,500,000	1,463,970
Series 2021-DNA5, Class M2, 1.699% (SOFR30A + 1.650%), 1/25/34 (c)(f)	3,813,000	3,774,347
Series 2021-DNA5, Class B1, 3.099% (SOFR30A + 3.050%), 1/25/34 (c)(f)	3,269,000	3,119,350
Series 2020-DNA1, Class B1, 2.487% (1 Month LIBOR USD + 2.300%), 1/25/50 (c)(f)	3,300,000	3,173,850
Series 2020-DNA2, Class B1, 2.687% (1 Month LIBOR USD + 2.500%), 2/25/50 (c)(f)	3,122,000	3,012,336
Series 2020-DNA4, Class B1, 6.187% (1 Month LIBOR USD + 6.000%), 8/25/50 (c)(f)	1,100,000	1,149,844
Series 2020-HQA4, Class B1, 5.437% (1 Month LIBOR USD + 5.250%), 9/25/50 (c)(f)	1,000,000	1,033,125
Series 2021-DNA1, Class B1, 2.699% (SOFR30A + 2.650%), 1/25/51 (c)(f)	1,060,000	1,004,323
Freddie Mac Structured Agency Credit Risk
Series 2015-HQ2, Class M3, 3.437% (1 Month LIBOR USD + 3.250%), 5/25/25 (f)	320,221	323,641
Series 2017-HQA3, Class M2B, 2.537% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,526,185
Series 2021-DNA2, Class M2, 2.349% (SOFR30A + 2.300%), 8/25/33 (c)(f)	4,112,000	4,144,032
Series 2021-DNA2, Class B1, 3.449% (SOFR30A + 3.400%), 8/25/33 (c)(f)	1,750,000	1,751,092
Series 2021-DNA6, Class M2, 1.549% (SOFR30A + 1.500%), 10/25/41 (c)(f)	920,000	898,446
Series 2018-HRP1, Class M2, 1.837% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	388,320	388,764
Series 2018-HRP2, Class M3, 2.587% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(f)	2,014,000	2,029,121
Series 2018-HRP2, Class B1, 4.387% (1 Month LIBOR USD + 4.200%), 2/25/47 (c)(f)	2,900,000	3,069,564
Series 2018-SPI2, Class M2, 3.804%, 5/25/48 (a)(c)	29,416	29,441
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, 1.849% (SOFR30A + 1.800%), 11/25/41 (c)(f)	1,330,000	1,281,725
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, 3.662%, 10/25/46 (a)	4,933	4,933
Series 2017-SC01, Class M1, 3.658%, 12/25/46 (a)(c)	342,775	343,101
GNMA
Series 2008-55, Class WT, 5.432%, 6/20/37 (a)	7,459	7,928
Series 2010-144, Class DK, 3.500%, 9/16/39	1,970	1,975
Total Residential Mortgage-Backed Securities - Agency (cost $65,508,062)		64,730,548

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 24.3%
AMSR Trust
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	252,297
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	2,100,197
Angel Oak Mortgage Trust
Series 2020-4, Class M1, 3.802%, 6/25/65 (a)(c)	4,000,000	4,048,841
Series 2021-3, Class M1, 2.479%, 5/25/66 (a)(c)	620,000	612,762
Bellemeade Re Ltd.
Series 2017-1, Class M2, 3.537% (1 Month LIBOR USD + 3.350%), 10/25/27 (c)(f)	2,306,908	2,323,896
Series 2020-2A, Class M2, 6.187% (1 Month LIBOR USD + 6.000%), 8/26/30 (c)(f)	3,500,000	3,661,763
Series 2020-3A, Class M1C, 3.887% (1 Month LIBOR USD + 3.700%), 10/25/30 (c)(f)	3,753,000	3,816,332
Series 2020-3A, Class M2, 5.037% (1 Month LIBOR USD + 4.850%), 10/25/30 (c)(f)	1,764,000	1,833,719
Series 2021-1A, Class M1C, 2.999% (SOFR30A + 2.950%), 3/25/31 (c)(f)	2,685,000	2,676,860
Series 2021-2A, Class M1C, 1.899% (SOFR30A + 1.850%), 6/25/31 (c)(f)	3,450,000	3,455,079
Series 2021-3A, Class M1C, 1.599% (SOFR30A + 1.550%), 9/25/31 (c)(f)	1,725,000	1,688,062
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	15,556
Boston Lending Trust
Series 2021-1, Class M1, 2.000%, 7/25/61 (a)(c)(g)	1,086,640	987,022
Series 2021-1, Class M2, 2.000%, 7/25/61 (a)(c)(g)	505,414	440,048
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (e)	17,070	17,141
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.450%, 1/25/33	4	4
Eagle RE Ltd.
Series 2021-1, Class M1C, 2.749% (SOFR30A + 2.700%), 10/25/33 (c)(f)	3,865,000	3,906,945
Series 2021-1, Class M2, 4.499% (SOFR30A + 4.450%), 10/25/33 (c)(f)	628,000	644,090
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34 (e)	33,824	34,610
Home RE Ltd.
Series 2021-1, Class M2, 3.037% (1 Month LIBOR USD + 2.850%), 7/25/33 (c)(f)	1,000,000	971,169
IMC Home Equity Loan Trust
Series 1998-3, Class A8, 5.432%, 8/20/29 (g)	2,861	2,835
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 1.992%, 7/25/44 (a)(c)	216,454	216,482
Series 2014-IVR6, Class B3, 2.399%, 7/25/44 (a)(c)	1,638,898	1,631,001
Series 2018-7FRB, Class B3, 2.116%, 4/25/46 (a)(c)	2,796,215	2,822,793
Series 2019-6, Class B3, 4.257%, 12/25/49 (a)(c)	4,277,058	4,340,250
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 1.849% (SOFR30A + 1.800%), 3/25/51 (c)(f)	1,375,991	1,383,890
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.567% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	753,346	244,925
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 3.731% (1 Month LIBOR USD + 3.500%), 4/1/24 (c)(f)(g)	1,309,368	1,321,374
Series 2019-4, Class A2, 3.606% (1 Month LIBOR USD + 3.500%), 5/1/24 (c)(f)(g)	1,614,510	1,659,972
Series 2021-1, Class A, 2.031% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)(g)	261,374	262,961
Series 2021-2, Class A2, 2.856% (1 Month LIBOR USD + 2.750%), 3/2/26 (c)(f)(g)	3,371,000	3,465,942
Radnor RE Ltd.
Series 2021-2, Class M1B, 3.749% (SOFR30A + 3.700%), 11/25/31 (c)(f)	2,500,000	2,555,253
Series 2021-1, Class M1C, 2.749% (SOFR30A + 2.700%), 12/27/33 (c)(f)	1,500,000	1,483,239
Star Trust
Series 2021-SFR1, Class E, 1.820% (1 Month LIBOR USD + 1.700%), 4/17/38 (c)(f)	3,460,000	3,434,299
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,207,864
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.337% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,595,963
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	2,800,512	2,793,506
Verus Securitization Trust
Series 2020-INV1, Class M1, 5.500%, 3/25/60 (a)(c)	1,200,000	1,235,013
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(g)	1,500,000	1,495,892
VOLT XCIX LLC
Series 2021-NPL8, Class A2, 4.949%, 4/25/51 (c)(g)	1,000,000	993,309
VOLT XCVII LLC
Series 2021-NPL6, Class A2, 4.826%, 4/25/51 (c)(g)	1,500,000	1,465,820
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	682	682
Total Residential Mortgage-Backed Securities - Non-Agency (cost $70,884,212)		70,099,658

MONEY MARKET FUND - 3.5%
First American Government Obligations Fund - Class Z, 0.020% (b)	10,171,925	10,171,925
Total Money Market Fund (cost $10,171,925)		10,171,925

Total Investments (cost $287,196,586) - 98.9%		285,072,878
Other Assets less Liabilities - 1.1%		3,113,377
TOTAL NET ASSETS - 100.0%		$288,186,255

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 28, 2022.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of February 28, 2022, the value of these investments was $257,845,838 or 89.5% of total net assets.
(d)	Interest only security.
(e)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 28, 2022.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2022.
(g)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of February 28, 2022.
FHLMC – Federal Home Loan Mortgage Corporation
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper Short Duration Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$15	$-	$15
Asset-Backed Securities - Non-Agency	-	6,844,109	-	6,844,109
Collateralized Loan Obligations	-	63,912,350	-	63,912,350
Commercial Mortgage-Backed Securities - Agency	-	1,945	-	1,945
Commercial Mortgage-Backed Securities - Non-Agency	-	69,312,328	-	69,312,328
Residential Mortgage-Backed Securities - Agency	-	64,730,548	-	64,730,548
Residential Mortgage-Backed Securities - Non-Agency	-	70,099,658	-	70,099,658
Total Fixed Income	-	274,900,953	-	274,900,953
Money Market Fund	10,171,925	-	-	10,171,925
Total Investments	$10,171,925	$274,900,953	$-	$285,072,878

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securites, at Value
Private
Placement
Participation
Agreements
Balance as of November 30, 2021	$1,999,106
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	18,900
Sales	(2,018,006)
Transfers in and/or out of Level 3	-
Balance as of February 28, 2022	$-

There were no level 3 securities held on February 28, 2022.